CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (413,262,114)	$ (67,483,880)	$ 83,028,802
Adjustments to reconcile net income/(loss) to net cash (used in)/provided by operating activities:
Depreciation and amortization	18,267,515	17,503,373	17,584,443
Stock-based compensation expenses	3,413,610	4,511,190	5,621,588
Deferred tax (benefit)/expense	(81,124,977)	65,623,218	(54,775,461)
Amortization of deferred charges	3,242,398	2,828,337	7,725,283
Share of loss/(gain) of equity investees	23,345,765	(17,028,301)	5,416,471
Exchange loss	9,707,463	3,093,907	7,376,009
Changes in unrecognized tax benefit	29,025,853	10,932,057	27,665,850
Loss on extinguishment of debt (Note 12)		1,843,306	8,580,510
Loss on short-term investments	30,203,357	(5,052,944)	(1,451,200)
Gain on disposal of property held for lease		(82,805,785)
Proceeds from disposal of short-term investments		5,825,136	12,897,025
Purchase of trading securities	(109,303,567)		(2,955,227)
Allowance for doubtful accounts	2,781,268	6,453,654	982,936
Impairment loss on goodwill	4,355,469	6,400,262
Impairment loss on intangible assets	14,295,790	0
Impairment on interests in equity investee		1,216,730
Others	3,834,826	1,023,693	1,661,626
Changes in operating assets and liabilities:
Accounts receivable	37,981,853	3,807,913	(37,591,293)
Real estate properties development completed and under development	647,900,818	440,486,384	853,522,576
Contract assets	(5,940,218)	(4,091,608)	(1,684,741)
Real estate properties held for lease	26,897,517	(2,576,802)	(151,516,852)
Advances to suppliers	(76,248,232)	1,581,351	1,455,322
Other receivables	83,761,147	(88,480,519)	(81,286,710)
Deposits for land use rights	43,725,198	(46,870,478)	3,400,084
Other deposits and prepayments	(34,882,024)	59,693,294	(23,464,588)
Other current assets	2,359,210	(2,610,160)	(606,623)
Amounts due from related parties	(33,014,545)	47,907,083	(118,854,682)
Amounts due from employees	(997,298)	1,876,639	(318,601)
Other assets	(20,542,642)	(1,779,120)	3,414,909
Accounts payable	(128,043,926)	124,021	392,316,329
Customer deposits	143,204,992	(233,463,779)	(747,887,702)
Income tax payable	(35,014,314)	(38,358,479)	89,454,632
Other payables and accrued liabilities	(51,513,133)	241,107,544	(18,090,325)
Payroll and welfare payable	(3,059,265)	(7,198,828)	(9,363,632)
Amounts due to related parties	251,053	10,728,133
Net cash provided by operating activities	135,608,847	336,766,542	272,256,758
CASH FLOWS FROM INVESTING ACTIVITIES:
Disposal of properties held for lease and property and equipment	7,052,259	93,001,129	1,111,556
Purchase of property and equipment	(2,058,162)	(1,294,014)	(5,510,126)
Acquisition of subsidiaries, net of cash acquired (Note 9)		(938,733)	827,011
Acquisition of long-term investments	(27,768,648)	(219,220,373)	(50,546,390)
Return of capital		24,296,031	11,087,850
Net cash used in investing activities	(22,774,551)	(104,155,960)	(43,030,099)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options		134,790	166,480
Repurchase of shares for Restricted Stock Unit ("RSU") plan			(2,920,216)
Purchase of treasury shares (Note 19)		(2,483,896)	(26,080,876)
Dividends to shareholders	(4,055,664)	(14,284,148)	(19,647,356)
Amounts due to related parties	44,288,546	(24,477,542)	(25,024,684)
Repayments of short-term bank loans and current portion of long-term bank loans	(790,322,990)	(819,432,106)	(388,922,839)
Proceeds from short-term bank loans and current portion of long-term bank loans	193,848,327	105,007,105	84,837,579
Repayment of long-term bank loans	(183,056,732)	(199,845,816)	(9,156,553)
Proceeds from long-term bank loans	339,581,996	433,177,672	255,750,791
Repayment of other short-term debt	(11,572,583)	(60,033,909)	(1,216,629,289)
Proceeds from other short-term debt	17,689,487	18,917,551	125,131,566
Repayment of other long-term debt	(891,457,400)	(882,010,043)	(233,164,117)
Proceeds from other long-term debt	610,114,087	1,047,849,099	1,170,084,599
Payment of financing cost	(6,947,448)	(6,361,147)	(4,304,339)
Payment of principal from finance lease	(1,916,297)	(8,476,338)	(6,135,547)
Repayment of mandatorily redeemable non-controlling interests		(462,754)	(15,394,847)
Proceeds from mandatorily redeemable non-controlling interests	1,070,310		1,905,049
Contributions from non-controlling interests, net	5,659,417	222,712,481	31,031,810
Net cash used in financing activities	(677,076,944)	(190,069,001)	(278,472,789)
NET (DECREASE)/INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(564,242,648)	42,541,581	(49,246,130)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	24,132,269	114,855,646	(34,185,442)
Cash, cash equivalents and restricted cash, at beginning of year	1,259,982,134	1,102,584,907	1,186,016,479
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, AT END OF YEAR	719,871,755	1,259,982,134	1,102,584,907
SUPPLEMENTARY INFORMATION ON CASH FLOWS
Cash and cash equivalents	426,399,881	926,809,581	662,606,063
Restricted cash	293,471,874	333,172,553	439,978,844
Incomes taxes paid	99,120,026	100,712,739	130,853,782
Interest paid	$ 261,746,433	149,271,138	293,543,976
NON-CASH ACTIVITIES
Debt extinguishment costs included in other payables and accrued liabilities		$ 3,652,705	5,612,697
Settlement of due from related parties as a result of business combination			48,761,943
Initial recognition of leases			$ 11,278,234